Related Party Transactions - Additional Information (Detail)							11 Months Ended
	Jul. 31, 2020 shares	Jul. 28, 2020 USD ($) shares	Jul. 23, 2020 shares	Jun. 26, 2020 shares	May 29, 2020 shares	Mar. 02, 2020 USD ($) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares	Mar. 02, 2020 $ / shares	Mar. 02, 2020 USD ($)
Related Party Transaction [Line Items]
Common stock, shares, outstanding | shares			10,350,000
Proceeds from issue of warrants								$ 10,280,000
Repayment of notes payable								159,720
Administrative expenses - related party								$ 50,000
Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Stock related warrants issued during the period shares | shares								10,280,000
Class of warrant or right, price per warrant | $ / shares							$ 1.00
Proceeds from issue of warrants								$ 10,300,000
Private Placement Warrants [Member] | Share Trigger Price Two [Member]
Related Party Transaction [Line Items]
Warrants redemption price per share | $ / shares							0.01
Minimum notice period for warrants redemption								30 days
Sponsor [Member]
Related Party Transaction [Line Items]
Stock issued during the period value for services						$ 25,000
Stock issued during the period shares issued for shares | shares	180,000
Stock Held by the sponsor | shares	8,445,000
Share transfer restriction, threshold consecutive trading days								20 days
Share transfer restriction, threshold trading days								30 days
Number of days for a particular event to get over for determning trading period								150 days
Debt face value											$ 300,000
Repayment of notes payable		$ 160,000
Conversion of debt into warrants value								$ 1,500,000
Converion price per unit of debt into warrant | $ / shares							1.00
Due to related parties									$ 9,750
Sponsor [Member] | Minimum
Related Party Transaction [Line Items]
Share price (in dollars per share) | $ / shares							12.00
Administrative Support Agreement [Member]
Related Party Transaction [Line Items]
Related party transaction amounts of transaction								10,000
Selling, General and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Administrative expenses - related party								$ 50,000
Common Class B
Related Party Transaction [Line Items]
Common stock, par value | $ / shares							0.0001
Common stock, shares, outstanding | shares									10,350,000
Common Class B | Sponsor [Member]
Related Party Transaction [Line Items]
Common stock, par value | $ / shares										$ 0.0001
Stock issued during the period shares issued for shares | shares			1,725,000	1,437,500	1,437,500	8,625,000
Common stock shares subject to forfeiture | shares					1,437,500
Common stock, shares, outstanding | shares			10,170,000	8,625,000	8,625,000
Common Class A
Related Party Transaction [Line Items]
Common stock, par value | $ / shares							0.0001
Common stock, shares, outstanding | shares									7,203,401
Number of shares called by each warrant | shares		1
Common Class A | Private Placement Warrants [Member] | Share Trigger Price Two [Member]
Related Party Transaction [Line Items]
Warrants redemption price per share | $ / shares							18.00
Common Class A | Minimum
Related Party Transaction [Line Items]
Warrants redemption price per share | $ / shares							11.50
Common Class A | Minimum | Share Price That Will Trigger Warrant Redemption [Member]
Related Party Transaction [Line Items]
Share price (in dollars per share) | $ / shares							$ 10.00